ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Category	December 31, 2018	December 31, 2017
Accounts payable	$341	$840
Other accrued liabilities	241	243
Total	$582	$1,083